CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES
22	CONTINGENT LIABILITIES

In the ordinary course of business, the Company is involved in and potentially subject to, legal actions and proceedings. In addition, the Company is subject to tax audits from various tax authorities on an ongoing basis. As a result, from time to time, tax authorities may disagree with the positions and conclusions taken by the Company in its tax filings or legislation could be amended or interpretations of current legislation could change, any of which events could lead to reassessments.